Inventory (Tables)	6 Months Ended
Jun. 30, 2022
Inventory
Summary of inventory

	June 30, 2022	December 31, 2021
Parts and battery	$1,799,704	$906,505
Accessories	115,993	—
Work in progress	53,494	128,424
Vehicles	11,034,732	4,232,736
Inventory provision	(4,499,574)	(1,687,215)
	$8,504,349	$3,580,450